Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2019
Share-based payments [abstract]
Significant inputs into option pricing model

Granting date
Spot share price	RMB 4.51
Exercise price	RMB 4.20
Expected volatility	41.20%
Maturity (years)	5.00
Risk-free interest rate	3.39%~3.67%
Dividend yield	1.00%

Summaries of options granted

Number of share options 2018
As at 1 January	19,104,500
Exercised during the year	(9,636,900)
Forfeited during the year	(9,467,600)

As at 31 December	-